Lease - Schedule of Balances Reported in the Consolidated Balance Sheets Related to Group’s Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Balances Reported in the Consolidated Balance Sheets Related to Group’s Leases [Abstract]
Right-of-use asset, net	$ 1,745	$ 2,876
Current operating lease liabilities	1,189	1,853
Non-current operating lease liabilities	$ 574	$ 1,088